CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (68,920)	$ (95,444)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	894	1,090
Amortization of debt discount and issuance costs	1,357	2,690
Amortization of right-of-use asset	1,090	1,163
Change in fair value of warrant liability	(561)	(5,185)
Impairment of prepaid launch costs	3,685	0
Write-off of deferred offering costs	331	0
Litigation settlement, net	0	4,500
Loss on disposal of fixed and intangible assets	17	168
Stock-based compensation expense	8,480	11,580
Issuance of common stock for consulting services	112	0
Changes in operating assets and liabilities:
Prepaids and other current assets	(565)	(2,206)
Insurance receivable	3,900	0
Other non-current assets	2,649	(147)
Accounts payable	453	373
Accrued liabilities	(3,293)	(1,540)
Accrued interest	(131)	131
Other current liabilities	(14)	(5,020)
Contract liabilities	(1,681)	1,126
Operating lease liability	(1,153)	(1,189)
Litigation settlement contingency	(8,500)	0
Other non-current liabilities	24	23
Net cash used in operating activities	(61,826)	(87,887)
Cash flows from investing activities:
Purchases of property, machinery and equipment	(94)	(583)
Proceeds from sale of property, machinery and equipment	113	34
Purchases of intangible assets	(38)	(184)
Net cash used in investing activities	(19)	(733)
Cash flows from financing activities:
Proceeds from exercise of stock options	130	574
Proceeds from employee stock purchase plan	33	271
Proceeds from exercise of warrants	7,881	0
Repurchase of Section 16 Officer shares for tax coverage exchange	(88)	(331)
Principal payments on loan payable	(12,984)	(9,697)
Payment of deferred offering costs	0	(331)
Payment for repurchase of common shares	(10,000)	0
Proceeds from issuance of common stock and related warrants	19,000	0
Payments for issuance costs related to common stock and related warrants	(2,048)	0
Net cash provided by (used in) financing activities	1,924	(9,514)
Decrease in cash, cash equivalents and restricted cash	(59,921)	(98,134)
Cash, cash equivalents and restricted cash, beginning of year	62,413	160,547
Cash, cash equivalents and restricted cash, end of year	2,492	62,413
Supplemental disclosure of non-cash investing and financing activities
Purchases of property, machinery and equipment in accounts payable and accrued expenses at period end	113	0
Purchases of intangible assets in accounts payable and accrued expenses at year end	20	0
Issuance costs related to warrant modification	2,130	0
Stock repurchase liability fair value	0	10,000
Supplemental disclosure of cash flow information
Cash paid for interest	980	2,440
Other Litigation Settlements
Adjustments to reconcile net loss to net cash used in operating activities:
Litigation settlement, net	$ 0	$ 4,500